ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounts payable and accrued expenses:
Accounts payable	$ 3,244	$ 4,753	$ 4,445
Accrued expenses	5,269	6,309	1,508
Interest payable	71	71	74
Total Accounts payable and accrued expenses	$ 8,584	$ 11,133	$ 6,027